UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23306

Collaborative Investment Series Trust

 (Exact name of registrant as specified in charter)

500 Damonte Ranch, Parkway

Building 700, Unit 700

Reno, NV 89521

 (Address of principal executive offices)    (Zip code)

Northwest Registered Agent Service, Inc.

8 The Green, Suite B

Dover, Delaware 19901

(Name and address of agent for service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 S. High Street, Suite 1700

Columbus, Ohio 43215

Registrant's telephone number, including area code: (203) 622-6000

Date of fiscal year end: September 30

Date of reporting period: July 1, 2021 through June 30, 2022

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

PORTFOLIO NAME	ISSUER'S NAME	EXCHANGE TICKER SYMBOL	CUSIP	SHARE-HOLDER MEETING TYPE	SHARE-HOLDER MEETING DATE	MATTER IDENTIFICATION	PROPOSAL TYPE	VOTED (Y/N)	VOTES CAST (SHARES)	VOTE FOR (F) OR AGAINST (A) MANAGEMENT	PROXY SUBMISSION DEADLINE	VOTE COMPLETION DATE

The Active Dividend Stock ETF	DARDEN RESTAURANTS, INC.	DRI	237194105	annual	9/22/2021	PROPOSALS	NORMAL	Y	1371	F	9/21/2021	8/19/2021
The Active Dividend Stock ETF	FEDEX CORPORATION	FDX	31428X106	annual	9/27/2021	PROPOSALS	NORMAL	Y	2094	F	9/26/2021	8/30/2021
The Active Dividend Stock ETF	CINTAS CORPORATION	CTAS	172908105	annual	10/26/2021	PROPOSALS	NORMAL	Y	440	F	10/25/2021	10/4/2021
The Active Dividend Stock ETF	NIKE	NKE	654106103	annual	10/6/2021	PROPOSALS	NORMAL	Y	1179	F	10/5/2021	10/4/2021
The Active Dividend Stock ETF	RPM INTERNATIONAL INC.	RPM	749685103	annual	10/7/2021	PROPOSALS	NORMAL	Y	1152	F	10/7/2021	10/4/2021
The Active Dividend Stock ETF	AUTOMATIC DATA PROCESSING, INC.	ADP	53015103	annual	11/10/2021	PROPOSALS	NORMAL	Y	460	F	11/9/2021	10/4/2021
The Active Dividend Stock ETF	FOX CORPORATION	FOXA	35137L204	annual	11/10/2021	PROPOSALS	NORMAL	Y	2585	F	11/9/2021	10/4/2021
The Active Dividend Stock ETF	ROYAL GOLD, INC.	RGLD	780287108	annual	11/17/2021	PROPOSALS	NORMAL	Y	823	F	11/16/2021	10/25/2021
The Active Dividend Stock ETF	DONALDSON COMPANY, INC.	DCI	257651109	annual	11/19/2021	PROPOSALS	NORMAL	Y	1474	F	11/18/2021	10/25/2021
The Active Dividend Stock ETF	BROADRIDGE FINANCIAL SOLUTIONS, INC.	BR	11133T103	annual	11/18/2021	PROPOSALS	NORMAL	Y	537	F	11/17/2021	10/25/2021
The Active Dividend Stock ETF	JACK HENRY & ASSOCIATES, INC.	JKHY	426281101	annual	11/16/2021	PROPOSALS	NORMAL	Y	4367	F	11/15/2021	10/25/2021
The Active Dividend Stock ETF	AUTOMATIC DATA PROCESSING, INC.	ADP	530151036	annual	11/10/2021	PROPOSALS	NORMAL	Y	460	F	11/9/2021	10/25/2021
The Active Dividend Stock ETF	THE CLOROX COMPANY	CLX	189054109	annual	11/17/2021	PROPOSALS	NORMAL	Y	1084	F	11/16/2021	10/25/2021
The Active Dividend Stock ETF	LANCASTER COLONY CORPORATION	LANC	513847103	annual	11/10/2021	PROPOSALS	NORMAL	Y	1061	F	11/9/2021	10/25/2021
The Active Dividend Stock ETF	FACTSET RESEARCH SYSTEMS INC.	FDS	303075105	annual	12/16/2021	PROPOSALS	NORMAL	Y	442	F	12/15/2021	11/17/2021
The Active Dividend Stock ETF	Costco Wholesale Corporation	COST	22160K105	annual	1/20/2022	PROPOSALS	NORMAL	Y	401	F	1/19/2022	12/28/2021

Adaptive Core ETF	Qualcomm	QCOM	747525103	annual	3/9/2022	PROPOSALS	NORMAL	Y	2313	F	3/8/2022	2/7/2022

FOMO ETF	Qualcomm	QCOM	747525103	annual	3/9/2022	PROPOSALS	NORMAL	Y	5078	F	3/8/2022	2/7/2022
FOMO ETF	ADVANCED MICRO DEVICES, INC.	AMD	7903107	annual	5/18/2022	PROPOSALS	NORMAL	Y	1016	F	5/17/2022	4/6/2022
FOMO ETF	ARCHER-DANIELS-MIDLAND COMPANY	ADM	39483102	annual	5/5/2022	PROPOSALS	NORMAL	Y	1601	F	5/4/2021	4/6/2022
FOMO ETF	Bristol-Myers Squibb	BMY	110122108	annual	5/3/2022	PROPOSALS	NORMAL	Y	1941	F	5/2/2022	4/6/2022
FOMO ETF	Corning	GLW	219350105	annual	4/28/2022	PROPOSALS	NORMAL	Y	1530	F	4/27/2022	4/6/2022
FOMO ETF	Lockheed Martin Corp.	LMT	539830109	annual	4/21/2022	PROPOSALS	NORMAL	Y	506	F	4/20/2022	4/6/2022

SPAC and New Issue ETF	E.Merge Tech Acquistion Corp.	ETAC	26873Y104	Special	6/28/2022	PROPOSALS	NORMAL	Y	76723	F	6/27/2022	6/23/2022
SPAC and New Issue ETF	International Media Acquisition Corp	IMAQ	459867107	Special	7/26/2022	PROPOSALS	NORMAL	Y	39006	F	7/25/2022	7/18/2022
SPAC and New Issue ETF	CC NEUBERGER PRINCIPAL HOLDINGS II	PRPB	G3166T103	Special	7/19/2022	PROPOSALS	NORMAL	Y	48664	F	7/18/2022	7/18/2022
SPAC and New Issue ETF	GOBI ACQUISTITION CORP.	GOBI	G4022Y104	Special	7/22/2022	PROPOSALS	NORMAL	Y	19527	F	7/21/2022	7/18/2022

Trend Aggregation Conservative ETF	DELAWARE IVY HIGH INCOME OPPOR FUND	IVH	465893105	annual	8/19/2021	PROPOSALS	NORMAL	Y	3600	F	8/18/2021	7/19/2021
Trend Aggregation Conservative ETF	THE PROCTER & GAMBLE COMPANY	PG	742718109	annual	10/12/2021	PROPOSALS	NORMAL	Y	291	F	10/11/2021	9/2/2021
Trend Aggregation Conservative ETF	FIRST TR SR FLOAT RT 2022 TGT TM FD-COM	FIV	33740K101	annual	9/13/2021	PROPOSALS	NORMAL	Y	6784	F	9/12/2021	9/2/2021

Trend Aggregation Growth ETF	SPECTRUM BRANDS HOLDINGS, INC.	SPB	84762L204	annual	8/3/2021	PROPOSALS	NORMAL	Y	560	F	8/2/2021	7/19/2021
Trend Aggregation Growth ETF	REPAY HOLDINGS CORPORATION	RPAY	G8857R118	annual	8/18/2021	PROPOSALS	NORMAL	Y	1139	F	8/17/2021	7/19/2021
Trend Aggregation Growth ETF	VIRGIN GALACTIC HOLDINGS, INC.	SPCE	92766K106	annual	8/25/2021	PROPOSALS	NORMAL	Y	1967	F	8/24/2021	7/19/2021
Trend Aggregation Growth ETF	CHURCHILL CAPITAL CORP IV	CCIV	N/A	Special	7/22/2021	PROPOSALS	NORMAL	Y	1088	F	7/21/2021	7/19/2021
Trend Aggregation Growth ETF	NIKE, INC.	NKE	654106103	annual	10/6/2021	PROPOSALS	NORMAL	Y	219	F	10/5/2021	8/30/2021
Trend Aggregation Growth ETF	UNITED THERAPEUTICS CORPORATION	UTHR	91307C102	annual	9/30/2021	PROPOSALS	SPECIAL	Y	176	F	9/29/2021	8/30/2021
Trend Aggregation Growth ETF	JACK HENRY & ASSOCIATES, INC.	JKHY	426281101	annual	11/16/2021	PROPOSALS	NORMAL	Y	323	F	11/15/2021	10/25/2021
Trend Aggregation Growth ETF	AFFIRM HOLDINGS, INC.	AFRM	00827B106	annual	12/3/2021	PROPOSALS	NORMAL	Y	482	F	12/2/2021	10/26/2021
Trend Aggregation Growth ETF	NEWMARK GROUP, INC.	NMRK	65158NAB8	annual	12/17/2021	PROPOSALS	NORMAL	Y	3851	F	12/16/2021	11/17/2021
Trend Aggregation Growth ETF	PALO ALTO NETWORKS, INC.	PANW	697435105	annual	12/14/2021	PROPOSALS	NORMAL	Y	117	F	12/13/2021	11/17/2021

Trend Aggregation U.S. ETF	TAKE-TWO INTERACTIVE SOFTWARE, INC.	TTWO	874054109	annual	9/14/2021	PROPOSALS	NORMAL	Y	5387	F	9/13/2021	8/11/2021
Trend Aggregation U.S. ETF	ZSCALER, INC.	ZS	98980G102	annual	1/5/2022	PROPOSALS	NORMAL	Y	34	F	1/4/2021	12/8/2021

The De-SPAC ETF	No votes during the period 07/01/2021-06/30/2022

Nextgen Trend & Defend ETF	No votes during the period 07/01/2021-06/30/2022

Revere Sector Opportunity ETF	No votes during the period 07/01/2021-06/30/2022

The Short De-SPAC ETF	No votes during the period 07/01/2021-06/30/2022

Tuttle Capital Short Innovation ETF	No votes during the period 07/01/2021-06/30/2022

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Collaborative Investment Series Trust

By /s/ Gregory Skidmore

* Gregory Skidmore

Trustee and President/Chief Executive Officer of the Trust

Date: July 14, 2022

By /s/ Adam Snitkoff

* Adam Snitkoff

Treasurer /Chief Financial/Principal Accounting Officer of the Trust

Date: July 14, 2022

*Print the name and title of each signing officer under his or her signature.